SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Oil and gas properties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment charges	$ 0	$ 0